GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.17%
181,454	Freeport-McMoRan Inc(a)	$ 5,975,280
4,548	Sherwin-Williams Co	3,356,470
		9,331,750
Communications — 22.98%
870	Airbnb Inc Class A(a)(b)	163,508
22,443	Alphabet Inc Class C(a)	46,426,263
12,943	Amazon.com Inc(a)	40,046,677
8,735	Booking Holdings Inc(a)	20,351,152
60,619	CDW Corp	10,047,599
86,004	Discovery Inc Class A(a)	3,737,734
4,816	Etsy Inc(a)	971,243
43,858	Facebook Inc Class A(a)	12,917,497
38,321	Match Group Inc(a)	5,264,539
1,879	MercadoLibre Inc(a)	2,766,151
25,891	Motorola Solutions Inc	4,868,803
5,751	Netflix Inc(a)	3,000,067
29,376	Pinterest Inc Class A(a)	2,174,705
1,830	Roku Inc(a)	596,159
80	Shopify Inc Class A(a)	88,520
169,252	Snap Inc Class A(a)	8,850,187
9,054	Spotify Technology SA(a)	2,426,019
1,585	Trade Desk Inc Class A(a)	1,032,881
57,154	Twitter Inc(a)	3,636,709
74,416	Uber Technologies Inc(a)	4,056,416
11,191	Wayfair Inc Class A(a)	3,522,367
48,726	Zillow Group Inc Class C(a)(b)	6,316,839
		183,262,035
Consumer, Cyclical — 9.54%
1,832	AutoZone Inc(a)	2,572,678
15,551	Carvana Co(a)	4,080,583
4,260	Chipotle Mexican Grill Inc(a)	6,052,693
47,835	Copart Inc(a)	5,195,359
31,448	Home Depot Inc	9,599,502
27,457	Lowe's Cos Inc	5,221,772
3,403	Lululemon Athletica Inc(a)	1,043,734
16,685	O'Reilly Automotive Inc(a)	8,463,466
89,788	Ross Stores Inc	10,766,479
100,589	Tapestry Inc	4,145,273
16,324	Tesla Inc(a)	10,903,289
121,340	TJX Cos Inc	8,026,641
		76,071,469
Consumer, Non-Cyclical — 20.71%
4,013	ABIOMED Inc(a)	1,279,063
10,039	Align Technology Inc(a)	5,436,420
1,538	Alnylam Pharmaceuticals Inc(a)	217,150
12,262	Biogen Inc(a)	3,430,295
20,884	BioMarin Pharmaceutical Inc(a)	1,576,951
2,882	Boston Beer Co Inc Class A(a)	3,476,499
14,236	Cooper Cos Inc	5,467,905
33,596	Danaher Corp	7,561,788
9,180	Dexcom Inc(a)	3,299,200
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,512	Edwards Lifesciences Corp(a)	$ 5,144,864
39,597	Eli Lilly and Co	7,397,512
20,282	Estee Lauder Cos Inc Class A	5,899,020
18,428	Exact Sciences Corp(a)	2,428,442
33,219	HCA Healthcare Inc	6,256,466
12,533	Humana Inc	5,254,460
5,081	Intuitive Surgical Inc(a)	3,754,554
38,190	Johnson & Johnson	6,276,527
6,685	MarketAxess Holdings Inc	3,328,595
34,750	McKesson Corp	6,777,640
39,151	Medtronic PLC	4,624,908
9,239	Moderna Inc(a)	1,209,847
72,400	Monster Beverage Corp(a)	6,594,916
114,030	PayPal Holdings Inc(a)	27,691,045
41,955	PepsiCo Inc	5,934,535
8,224	Regeneron Pharmaceuticals Inc(a)	3,891,103
33,028	Seagen Inc(a)	4,586,268
19,480	Square Inc Class A(a)	4,422,934
29,030	Thermo Fisher Scientific Inc	13,248,711
54,363	Zimmer Biomet Holdings Inc	8,702,429
		165,170,047
Energy — 0.61%
6,039	Enphase Energy Inc(a)	979,284
144,315	Schlumberger NV	3,923,925
		4,903,209
Financial — 9.88%
85,082	Blackstone Group Inc Class A	6,341,162
326,583	Charles Schwab Corp	21,286,680
86,210	Intercontinental Exchange Inc	9,627,933
18,760	Marsh & McLennan Cos Inc	2,284,968
64,508	Mastercard Inc Class A	22,968,073
91,931	Morgan Stanley	7,139,362
47,720	Progressive Corp	4,562,509
9,231	SVB Financial Group(a)	4,556,975
		78,767,662
Industrial — 8.86%
187,049	Amphenol Corp Class A	12,339,623
34,103	Deere & Co	12,759,296
20,033	FedEx Corp	5,690,173
31,947	Illinois Tool Works Inc	7,076,899
24,631	Norfolk Southern Corp	6,613,916
41,801	Rockwell Automation Inc	11,095,658
75,432	Stanley Black & Decker Inc	15,061,508
		70,637,073
Technology — 23.67%
38,086	Accenture PLC Class A	10,521,257
20,575	Adobe Inc(a)	9,780,738
50,626	Advanced Micro Devices Inc(a)	3,974,141
306,591	Apple Inc	37,450,091
8,601	ASML Holding NV	5,309,913

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
51,544	Cognizant Technology Solutions Corp Class A	$ 4,026,617
16,582	Cree Inc(a)	1,793,012
43,869	Electronic Arts Inc	5,938,546
38,280	Fidelity National Information Services Inc	5,382,551
1,983	HubSpot Inc(a)	900,698
7,397	Lam Research Corp	4,402,990
204,078	Microsoft Corp	48,115,470
1,351	MongoDB Inc(a)	361,298
3,661	MSCI Inc	1,534,984
5,204	NVIDIA Corp	2,778,572
153,376	QUALCOMM Inc	20,336,124
42,080	salesforce.com Inc(a)	8,915,490
58,723	SS&C Technologies Holdings Inc	4,102,976
15,397	Synopsys Inc(a)	3,815,069
32,103	Texas Instruments Inc	6,067,146
1,827	Twilio Inc Class A(a)	622,568
10,533	Workday Inc Class A(a)	2,616,713
		188,746,964
TOTAL COMMON STOCK — 97.42% (Cost $559,917,507)		$776,890,209
GOVERNMENT MONEY MARKET MUTUAL FUNDS
298,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	298,000
13,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	13,000
918,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.04%(d)	918,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.16% (Cost $1,229,000)		$1,229,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.59%
$1,410,936	Undivided interest of 2.80% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $1,410,936 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(c)	$ 1,410,936
1,410,936	Undivided interest of 3.23% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $1,410,936 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(c)	1,410,936
1,410,936	Undivided interest of 3.37% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,410,936 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	1,410,936

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 478,990	Undivided interest of 5.11% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $478,990 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(c)	$ 478,990
TOTAL SHORT TERM INVESTMENTS — 0.59% (Cost $4,711,798)		$4,711,798
TOTAL INVESTMENTS — 98.17% (Cost $565,858,305)		$782,831,007
OTHER ASSETS & LIABILITIES, NET — 1.83%		$14,620,006
TOTAL NET ASSETS — 100.00%		$797,451,013
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2021.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021